Calvert
Conservative Allocation Fund
December 31, 2022
Schedule of Investments (Unaudited)

Mutual Funds — 93.6%(1)

Security	Shares	Value
Equity Funds — 33.3%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	147,707	$ 4,428,250
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	202,106	4,941,502
Calvert US Large-Cap Core Responsible Index Fund, Class R6	134,472	4,448,336
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	221,578	8,798,874
Calvert US Large-Cap Value Responsible Index Fund, Class R6	731,904	20,156,626
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	118,980	3,893,018
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	126,693	9,933,980
Calvert Focused Value Fund, Class R6	392,234	3,859,582
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	673,791	6,582,936
Calvert Emerging Markets Equity Fund, Class R6	184,018	2,883,562
Calvert International Equity Fund, Class R6	442,206	9,184,623
Calvert International Opportunities Fund, Class R6	373,077	5,719,273
Calvert Mid-Cap Fund, Class I	50,594	1,949,897
		$86,780,459
Income Funds — 60.3%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	942,026	$13,197,787
Calvert Floating-Rate Advantage Fund, Class R6	1,444,373	12,479,388
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	7,057,188	99,788,642
The Calvert Fund:
Calvert High Yield Bond Fund, Class R6	370,358	8,503,411
Calvert Short Duration Income Fund, Class R6	519,416	7,874,346
Calvert Ultra-Short Duration Income Fund, Class R6	1,544,610	14,998,159
		$156,841,733
Total Mutual Funds (identified cost $258,016,173)		$243,622,192

U.S. Treasury Obligations — 5.4%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond:
0.625%, 7/15/32(2)	$12,168	$ 11,155,255
0.75%, 2/15/45(2)(3)	3,690	2,987,485
Total U.S. Treasury Obligations (identified cost $14,797,230)		$ 14,142,740

Short-Term Investments — 1.1%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(4)	2,892,643	$ 2,892,643
Total Short-Term Investments (identified cost $2,892,643)		$ 2,892,643
Total Investments — 100.1% (identified cost $275,706,046)		$260,657,575

Other Assets, Less Liabilities — (0.1)%	$ (246,123)
Net Assets — 100.0%	$260,411,452

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	87	Long	3/31/23	$9,389,883	$(11,648)
U.S. 10-Year Treasury Note	82	Long	3/22/23	9,208,344	(50,057)
U.S. Long Treasury Bond	92	Long	3/22/23	11,531,625	(104,437)

Calvert
Conservative Allocation Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Futures Contracts — continued
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
U.S. Ultra 10-Year Treasury Note	23	Long	3/22/23	$2,720,469	$(19,047)
U.S. Ultra-Long Treasury Bond	35	Long	3/22/23	4,700,937	(50,397)
					$(235,586)
During the fiscal year to date ended December 31, 2022, the Fund used futures contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At December 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Funds
At December 31, 2022, the value of the Fund's investment in affiliated funds, including funds that may be deemed to be affiliated, was $246,514,835, which represents 94.7% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended December 31, 2022 were as  follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Bond Fund, Class R6	$104,381,601	$ 934,877	$ (6,199,437)	$(1,200,547)	$ 1,872,148	$ 99,788,642	$ 944,508	$ —	7,057,188
Emerging Markets Advancement Fund, Class I	6,444,207	343,611	(154,343)	(33,700)	(16,839)	6,582,936	343,611	—	673,791
Emerging Markets Equity Fund, Class R6	2,466,443	179,862	—	—	237,257	2,883,562	25,519	—	184,018
Equity Fund, Class R6	9,259,927	299,753	(231,515)	(51,936)	657,751	9,933,980	27,183	272,570	126,693
Flexible Bond Fund, Class R6	13,728,033	385,869	(848,886)	(46,498)	(20,731)	13,197,787	147,718	227,211	942,026
Floating-Rate Advantage Fund, Class R6	12,234,268	251,418	(77,171)	(2,319)	73,192	12,479,388	253,845	—	1,444,373
Focused Value Fund, Class R6	—	3,867,337	—	—	(7,755)	3,859,582	8,766	—	392,234
High Yield Bond Fund, Class R6	9,291,802	119,185	(1,131,848)	(136,167)	360,439	8,503,411	120,350	—	370,358
International Equity Fund, Class R6	7,998,519	231,502	(102,895)	(34,708)	1,092,205	9,184,623	106,419	125,083	442,206
International Opportunities Fund, Class R6	4,883,732	70,032	—	—	765,509	5,719,273	44,308	—	373,077

Calvert
Conservative Allocation Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
International Responsible Index Fund, Class R6	$ 4,255,356	$ 97,766	$ —	$ —	$ 588,380	$ 4,941,502	$ 97,766	$ —	202,106
Liquidity Fund, Institutional Class(1)	10,018,977	9,214,393	(16,340,727)	—	—	2,892,643	35,211	—	2,892,643
Mid-Cap Fund, Class I	1,907,664	4,402	(128,619)	(36,363)	202,813	1,949,897	4,402	—	50,594
Short Duration Income Fund, Class R6	8,413,323	71,352	(668,819)	(62,746)	121,236	7,874,346	71,993	—	519,416
Small-Cap Fund, Class R6	4,412,330	70,314	(411,581)	(51,220)	408,407	4,428,250	13,286	57,027	147,707
Ultra-Short Duration Income Fund, Class R6	16,798,908	137,906	(1,980,733)	(41,273)	83,351	14,998,159	139,275	—	1,544,610
US Large-Cap Core Responsible Index Fund, Class R6	4,264,574	56,149	(102,895)	32,341	198,167	4,448,336	56,150	—	134,472
US Large-Cap Growth Responsible Index Fund, Class I	8,486,260	—	(8,545,697)	2,703,188	(2,643,751)	—	—	—	—
US Large-Cap Growth Responsible Index Fund, Class R6	—	8,604,495	—	—	194,379	8,798,874	58,799	—	221,578
US Large-Cap Value Responsible Index Fund, Class I	22,820,997	—	(25,117,116)	5,139,671	(2,843,552)	—	—	—	—
US Large-Cap Value Responsible Index Fund, Class R6	—	20,150,096	—	—	6,530	20,156,626	434,979	—	731,904
US Mid-Cap Core Responsible Index Fund, Class I	3,706,538	—	(3,914,750)	248,649	(40,437)	—	—	—	—

Calvert
Conservative Allocation Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
US Mid-Cap Core Responsible Index Fund, Class R6	$ —	$ 3,805,221	$ —	$ —	$ 87,797	$ 3,893,018	$ 44,814	$ —	118,980
Total				$ 6,426,372	$ 1,376,496	$246,514,835	$2,978,902	$681,891

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$243,622,192	$ —	$ —	$243,622,192
U.S. Treasury Obligations	—	14,142,740	—	14,142,740
Short-Term Investments	2,892,643	—	—	2,892,643
Total Investments	$246,514,835	$14,142,740	$ —	$260,657,575
Liability Description
Futures Contracts	$(235,586)	$ —	$ —	$(235,586)
Total	$(235,586)	$ —	$ —	$(235,586)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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